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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

                         Norwest Advantage Funds
                         61 Broadway, Suite 2770
                         New York, NY 10006

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2.   Name of each series or class of funds for which this notice is filed:

          Small Company Growth Fund
          Large Company Growth Fund
          Index Fund
          Income Equity Fund
          International Fund
          Growth Equity Fund
          Diversified Equity Fund
          Managed Fixed Income Fund
          Intermediate U.S. Government Fund
          Conservative Balanced Fund
          Moderate Balanced Fund
          Growth Balanced Fund
          Stable Income Fund

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3.   Investment Company Act File Number: 811-4881

     Securities Act File Number: 33-9645

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4.   Last day of fiscal year for which this notice is filed:

          October 31, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 / /

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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Zero (0)

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

          Zero (0)

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9.   Number and aggregate sale price of securities sold during fiscal year:

                                                    Dollars            Shares
                                                    -------           -------

     Small Company Growth Fund            $  252,184,730.38    11,128,758,722
     Large Company Growth Fund                69,309,560.50     3,679,980,280
     Index Fund                              172,653,121.56     7,635,917,229
     Income Equity Fund                       48,335,031.81     2,457,150,290
     International Fund                      105,176,524.09     6,118,733,654
     Growth Equity Fund                      534,608,957.39    23,373,084,561
     Diversified Equity Fund                 685,361,028.81    30,041,334,711
     Managed Fixed Income Fund               214,825,237.67     8,482,522,356
     Intermediate U.S. Government Fund        69,925,100.20     2,246,797,367
     Conservative Balanced Fund              156,543,772.05     9,549,820,946
     Moderate Balanced Fund                  406,543,570.86    23,212,684,545
     Growth Balanced Fund                    392,349,719.48    21,484,897,880
     Stable Income Fund                       73,322,659.38     7,185,816,245
                                          -----------------   ---------------
     TOTAL                                $3,181,139,014.18   155,595,498,786

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                    Dollars            Shares
                                                    -------           -------

     TOTAL                                $3,181,139,014.18   155,595,498,786

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Zero (0)

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            Rule 24f-2 (from Item 10):                     $3,181,139,014.18
                                                           -----------------

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):           +               0
                                                           -----------------

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                               -  577,417,803.95
                                                           -----------------

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant
            to Rule 24c-2 (if applicable):                 +               0
                                                           -----------------

     (v)    Net aggregate price of securities sold and
            issued during the fiscal year in reliance
            on Rule 24f-2 [line (i), plus line (ii),
            less line (iii), plus line (iv)]
            (if applicable):                                2,603,721,210.23
                                                           -----------------

     (vi)   Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                              x          1/2900
                                                           -----------------

     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]                                  $      897,834.90
                                                           -----------------
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INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                           /X/

     Date of mailing or WIRE TRANSFER of filing fees to the Commission's lockbox depository:

          December 7, 1995

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                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ David I. Goldstein,
                                Vice President and Secretary
                                ----------------------------

                                    David I. Goldstein,
                                Vice President and Secretary
                                ----------------------------

     Date December 7, 1995
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  * Please print the name and title of the signing officer below the signature.

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